RISK MANAGEMENT - Concentrations of credit risk - Concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	181,636,625	172,225,134
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	1,476,043	17,458,657
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COSTA RICA
Disclosure of financial assets [line items]
Financial assets	176,154	127,701
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | GUATEMALA
Disclosure of financial assets [line items]
Financial assets	310,287	432,151
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	6,401,245	6,787,025
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | HONDURAS
Disclosure of financial assets [line items]
Financial assets	64,863	392,236
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | EL SALVADOR
Disclosure of financial assets [line items]
Financial assets	123,951	13,919
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | NICARAGUA
Disclosure of financial assets [line items]
Financial assets		412
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	2,466,775	2,698,890
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	105,824,421	110,756,010
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	110,086,500	116,119,698
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643	107,047,817	104,775,099
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	98,000,384	95,610,708
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	773,506	9,455,147
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COSTA RICA
Disclosure of financial assets [line items]
Financial assets	176,154	125,689
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | GUATEMALA
Disclosure of financial assets [line items]
Financial assets	310,287	432,151
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	6,393,092	6,685,567
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | HONDURAS
Disclosure of financial assets [line items]
Financial assets	64,863	392,236
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | EL SALVADOR
Disclosure of financial assets [line items]
Financial assets	123,951	13,919
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | NICARAGUA
Disclosure of financial assets [line items]
Financial assets		412
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	2,466,747	2,698,814
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055	392,607	5,967,743
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	1,075,072	395,382
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	702,444	214,187
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COSTA RICA
Disclosure of financial assets [line items]
Financial assets		2,012
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets		93,474
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	56,791,437	57,810,307
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325	59,999,611	59,419,444
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	60,447,939	57,719,813
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	93	4,248,452
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	8,153	7,984
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	28	76
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,609,555	21,562,412
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727	18,486,206	17,883,355
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	22,111,710	18,494,856
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets		3,540,871
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	560	757
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,520	4,375	$ 277,529	$ 267,720
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	$ 1,520	$ 4,375